Related Party Transactions	9 Months Ended
Sep. 30, 2025
Disclosure of related party [Abstract]
Related Party Transactions

18. RELATED PARTY TRANSACTIONS
Husky Midstream Limited Partnership
The Company jointly owns and is the operator of HMLP. The Company holds a 35 percent interest in HMLP and applies the equity method of accounting. The Company charges HMLP for construction and management services, and incurs costs for the use of HMLP’s pipeline systems, as well as transportation and storage services.
The following table summarizes revenues and associated expenses related to HMLP:

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2025	2024	2025	2024
Revenues from Construction and Management Services	50	47	116	116
Transportation Expenses	66	67	203	207